Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 30, 2022
Registrant Name	dei_EntityRegistrantName	THE GOODHAVEN FUNDS TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0001661813
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar. 29, 2023
Document Effective Date	dei_DocumentEffectiveDate	Mar. 30, 2023
Prospectus Date	rr_ProspectusDate	Mar. 30, 2023
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A